Commitment and contingencies (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of contingent liabilities in business combination [line items]
Contractual commitments for advertisement services	₨ 105,000	₨ 105,000
Operating lease		0
Expense relating to variable lease payments not included in measurement of lease liabilities	9,418	55,007	₨ 193,348
Service and Other Claims Provision [member]
Disclosure of contingent liabilities in business combination [line items]
Claims not recognised as liability	87,889	61,363
Tax Contingent Liability Service Tax Authorities [member]
Disclosure of contingent liabilities in business combination [line items]
Loss contingency, estimate of possible loss	310,105	251,324
Tax Contingent Liability Income Tax Authorities [member]
Disclosure of contingent liabilities in business combination [line items]
Loss contingency, estimate of possible loss	₨ 96,608	₨ 96,608